Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended	122 Months Ended
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Morningstar Conservative ETF Asset Allocation Portfolio - Class I
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Conservative ETF Asset Allocation Portfolio (Class I)
Account Value	$ 13,127	$ 13,127	$ 13,127	$ 13,127	$ 13,327	$ 13,090	$ 13,327	$ 13,152	$ 12,978	$ 12,716	$ 12,591	$ 12,341	$ 12,616	$ 12,453	$ 12,441	$ 12,441	$ 12,040	$ 11,511	$ 11,667	$ 11,944	$ 12,040	$ 11,919	$ 11,787	$ 11,931	$ 11,859	$ 11,619	$ 11,919	$ 11,499	$ 11,667	$ 11,200	$ 11,063	$ 11,655	$ 11,997	$ 11,610	$ 12,042	$ 11,928	$ 12,441	$ 12,577	$ 12,725	$ 13,010	$ 12,887	$ 12,985	$ 12,876	$ 13,061	$ 13,018	$ 12,909	$ 12,843	$ 12,756	$ 12,582	$ 12,582	$ 12,625	$ 12,691	$ 12,510	$ 12,053	$ 12,138	$ 12,255	$ 12,181	$ 11,979	$ 11,873	$ 11,671	$ 11,256	$ 11,809	$ 11,915	$ 11,883	$ 11,756	$ 11,745	$ 11,642	$ 11,621	$ 11,539	$ 11,539	$ 11,291	$ 11,312	$ 11,250	$ 11,116	$ 11,085	$ 10,827	$ 10,840	$ 10,771	$ 10,969	$ 10,979	$ 10,969	$ 10,900	$ 10,939	$ 10,920	$ 10,979	$ 10,959	$ 11,108	$ 11,058	$ 10,997	$ 10,968	$ 10,939	$ 10,929	$ 10,871	$ 10,765	$ 10,765	$ 10,697	$ 10,611	$ 10,582	$ 10,485	$ 10,388	$ 10,302	$ 10,422	$ 10,524	$ 10,487	$ 10,477	$ 10,366	$ 10,209	$ 10,200	$ 10,126	$ 9,904	$ 9,858	$ 9,904	$ 9,991	$ 10,035	$ 9,858	$ 9,920	$ 10,098	$ 10,053	$ 10,169	$ 10,169	$ 10,133	$ 10,151	$ 10,080	$ 10,000
Average Annual Return, Percent	5.52%	2.01%	2.76%
Morningstar Conservative ETF Asset Allocation Portfolio - Class II
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Conservative ETF Asset Allocation Portfolio (Class II)
Account Value	$ 12,799	$ 12,799	$ 12,799	12,799	13,002	12,769	13,015	12,843	12,671	12,414	12,303	12,058	12,328	12,168	12,168	12,156	11,781	11,260	11,426	11,686	11,793	11,674	11,544	11,686	11,627	11,390	11,686	11,272	11,445	10,995	10,849	11,434	11,771	11,400	11,827	11,715	12,221	12,355	12,502	12,783	12,671	12,768	12,660	12,854	12,811	12,703	12,638	12,563	12,390	12,390	12,433	12,498	12,327	11,884	11,968	12,084	12,010	11,810	11,715	11,515	11,114	11,662	11,768	11,736	11,618	11,607	11,505	11,495	11,413	11,413	11,177	11,187	11,136	11,002	10,972	10,715	10,738	10,669	10,866	10,886	10,876	10,807	10,847	10,827	10,896	10,876	11,024	10,975	10,914	10,894	10,865	10,856	10,798	10,701	10,701	10,633	10,547	10,527	10,431	10,334	10,258	10,379	10,471	10,444	10,444	10,323	10,175	10,175	10,101	9,879	9,833	9,879	9,973	10,009	9,840	9,902	10,080	10,045	10,152	10,160	10,125	10,143	10,080	10,000
Average Annual Return, Percent	5.29%	1.75%	2.50%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Income and Growth ETF Asset Allocation Portfolio (Class I)
Account Value	$ 15,360	$ 15,360	$ 15,360	15,360	15,665	15,278	15,557	15,340	15,108	14,799	14,629	14,258	14,629	14,350	14,196	14,196	13,670	12,940	13,178	13,551	13,730	13,491	13,163	13,357	13,253	13,014	13,372	12,791	13,089	12,465	12,104	12,895	13,297	12,784	13,449	13,311	13,976	14,032	14,212	14,586	14,335	14,519	14,282	14,559	14,453	14,361	14,295	14,137	13,874	13,755	13,623	13,676	13,341	12,553	12,680	12,871	12,667	12,388	12,248	11,956	11,333	12,210	12,540	12,578	12,382	12,297	12,152	12,056	12,056	12,056	11,693	11,886	11,753	11,620	11,524	11,112	11,326	11,214	11,597	11,597	11,574	11,428	11,484	11,450	11,496	11,507	11,755	11,574	11,478	11,404	11,331	11,268	11,205	11,057	11,036	10,952	10,847	10,805	10,647	10,511	10,393	10,432	10,558	10,520	10,500	10,315	10,189	10,159	10,072	9,722	9,692	9,848	9,982	10,009	9,716	9,844	10,146	10,110	10,247	10,238	10,165	10,210	10,018	10,000
Average Annual Return, Percent	8.20%	4.08%	4.38%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Income and Growth ETF Asset Allocation Portfolio (Class II)
Account Value	$ 14,985	$ 14,985	$ 14,985	14,985	15,289	14,922	15,204	14,979	14,767	14,457	14,288	13,936	14,302	14,035	13,880	13,880	13,369	12,673	12,905	13,260	13,451	13,219	12,905	13,096	13,001	12,769	13,110	12,550	12,839	12,225	11,879	12,660	13,057	12,545	13,210	13,069	13,735	13,786	13,978	14,349	14,089	14,285	14,052	14,334	14,224	14,138	14,065	13,930	13,673	13,551	13,417	13,478	13,153	12,383	12,513	12,702	12,501	12,228	12,086	11,802	11,186	12,063	12,383	12,430	12,234	12,155	12,007	11,928	11,928	11,928	11,576	11,758	11,633	11,497	11,406	11,010	11,222	11,115	11,488	11,498	11,477	11,339	11,392	11,360	11,413	11,424	11,679	11,498	11,397	11,337	11,257	11,197	11,147	10,998	10,978	10,888	10,788	10,748	10,599	10,459	10,353	10,390	10,511	10,474	10,465	10,279	10,158	10,130	10,046	9,702	9,674	9,832	9,956	9,991	9,710	9,833	10,132	10,106	10,237	10,229	10,158	10,211	10,026	10,000
Average Annual Return, Percent	7.97%	3.81%	4.13%
Morningstar Balanced ETF Asset Allocation Portfolio - Class I
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Balanced ETF Asset Allocation Portfolio (Class I)
Account Value	$ 17,599	$ 17,599	$ 17,599	17,599	18,028	17,483	17,826	17,545	17,265	16,891	16,674	16,144	16,658	16,238	15,911	15,926	15,253	14,303	14,630	15,120	15,402	15,016	14,481	14,734	14,600	14,407	14,823	14,080	14,493	13,691	13,068	14,078	14,548	13,857	14,797	14,645	15,489	15,419	15,641	16,111	15,678	16,004	15,599	15,991	15,795	15,730	15,664	15,442	15,063	14,788	14,475	14,514	14,062	12,925	13,101	13,379	13,038	12,697	12,508	12,116	11,257	12,546	13,127	13,266	12,989	12,844	12,638	12,481	12,565	12,578	12,082	12,445	12,251	12,106	11,949	11,380	11,809	11,648	12,228	12,217	12,185	11,970	12,056	12,002	12,034	12,067	12,431	12,110	11,989	11,861	11,732	11,604	11,554	11,367	11,317	11,218	11,100	11,040	10,843	10,655	10,513	10,448	10,605	10,568	10,549	10,282	10,172	10,126	10,024	9,545	9,536	9,803	9,974	9,991	9,595	9,771	10,202	10,167	10,325	10,299	10,220	10,273	9,991	10,000
Average Annual Return, Percent	10.50%	5.82%	5.82%
Morningstar Balanced ETF Asset Allocation Portfolio - Class II
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Balanced ETF Asset Allocation Portfolio (Class II)
Account Value	$ 17,154	$ 17,154	$ 17,154	17,154	17,593	17,054	17,399	17,129	16,859	16,499	16,290	15,780	16,275	15,870	15,555	15,570	14,920	14,002	14,317	14,791	15,078	14,705	14,174	14,432	14,303	14,117	14,533	13,801	14,219	13,427	12,810	13,816	14,273	13,602	14,527	14,380	15,212	15,144	15,372	15,842	15,419	15,737	15,342	15,724	15,533	15,482	15,419	15,202	14,821	14,566	14,261	14,299	13,856	12,734	12,919	13,190	12,858	12,525	12,340	11,958	11,119	12,389	12,956	13,104	12,834	12,680	12,491	12,337	12,432	12,432	11,958	12,313	12,124	11,982	11,828	11,271	11,694	11,546	12,115	12,105	12,073	11,873	11,947	11,904	11,936	11,978	12,337	12,020	11,903	11,776	11,650	11,533	11,484	11,299	11,250	11,152	11,045	10,977	10,782	10,607	10,462	10,398	10,562	10,526	10,508	10,243	10,143	10,097	9,997	9,513	9,513	9,778	9,948	9,974	9,581	9,764	10,192	10,148	10,314	10,297	10,218	10,271	9,991	10,000
Average Annual Return, Percent	10.17%	5.53%	5.54%
Morningstar Growth ETF Asset Allocation Portfolio - Class I
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Growth ETF Asset Allocation Portfolio (Class I)
Account Value	$ 20,175	$ 20,175	$ 20,175	20,175	20,767	20,013	20,413	20,059	19,720	19,289	19,012	18,304	18,966	18,381	17,827	17,873	17,008	15,814	16,256	16,860	17,258	16,728	15,932	16,256	16,079	15,917	16,403	15,460	16,016	15,017	14,102	15,350	15,905	15,031	16,265	16,099	17,125	16,931	17,194	17,763	17,163	17,625	17,031	17,520	17,242	17,203	17,150	16,846	16,358	15,922	15,420	15,434	14,828	13,330	13,557	13,922	13,418	13,003	12,764	12,286	11,241	12,902	13,733	13,997	13,632	13,408	13,137	12,913	13,102	13,102	12,477	13,043	12,760	12,618	12,382	11,651	12,300	12,103	12,883	12,862	12,821	12,529	12,633	12,561	12,581	12,654	13,133	12,644	12,486	12,302	12,126	11,932	11,893	11,649	11,572	11,455	11,319	11,231	10,988	10,744	10,584	10,437	10,629	10,584	10,565	10,217	10,135	10,071	9,970	9,366	9,384	9,778	9,973	9,982	9,485	9,716	10,266	10,231	10,408	10,364	10,266	10,328	9,938	10,000
Average Annual Return, Percent	12.88%	7.59%	7.27%
Morningstar Growth ETF Asset Allocation Portfolio - Class II
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Growth ETF Asset Allocation Portfolio (Class II)
Account Value	$ 19,670	$ 19,670	$ 19,670	19,670	20,260	19,506	19,922	19,567	19,244	18,828	18,567	17,874	18,521	17,966	17,412	17,458	16,622	15,456	15,899	16,489	16,888	16,371	15,589	15,914	15,736	15,589	16,061	15,146	15,693	14,719	13,829	15,053	15,595	14,747	15,957	15,790	16,820	16,625	16,889	17,460	16,855	17,319	16,736	17,227	16,948	16,908	16,869	16,577	16,099	15,675	15,171	15,198	14,600	13,132	13,359	13,714	13,220	12,815	12,587	12,119	11,093	12,726	13,549	13,815	13,460	13,234	12,985	12,759	12,949	12,949	12,343	12,901	12,628	12,486	12,260	11,535	12,177	11,988	12,753	12,743	12,701	12,418	12,523	12,449	12,470	12,554	13,026	12,544	12,393	12,216	12,039	11,853	11,813	11,568	11,499	11,381	11,254	11,165	10,930	10,694	10,526	10,388	10,582	10,536	10,517	10,175	10,101	10,036	9,934	9,332	9,360	9,749	9,946	9,964	9,460	9,703	10,243	10,216	10,396	10,360	10,261	10,315	9,928	10,000
Average Annual Return, Percent	12.67%	7.32%	7.00%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Aggressive Growth ETF Asset Allocation Portfolio (Class I)
Account Value	$ 22,222	$ 22,222	$ 22,222	22,222	22,967	22,011	22,468	22,052	21,664	21,179	20,860	20,001	20,763	20,042	19,280	19,349	18,336	16,937	17,470	18,190	18,683	18,003	17,004	17,403	17,177	17,070	17,617	16,524	17,185	16,013	14,840	16,303	16,883	15,887	17,362	17,160	18,333	18,030	18,320	18,976	18,206	18,803	18,047	18,644	18,279	18,267	18,242	17,864	17,267	16,695	15,988	16,000	15,228	13,432	13,702	14,125	13,502	13,056	12,798	12,270	11,072	13,056	14,125	14,500	14,071	13,781	13,481	13,180	13,447	13,469	12,745	13,447	13,113	12,979	12,701	11,843	12,678	12,458	13,389	13,378	13,298	12,958	13,068	12,968	12,968	13,068	13,629	13,038	12,861	12,629	12,414	12,163	12,135	11,856	11,762	11,632	11,492	11,390	11,120	10,850	10,663	10,444	10,645	10,593	10,566	10,164	10,103	10,033	9,928	9,272	9,298	9,735	9,949	9,958	9,415	9,678	10,288	10,254	10,441	10,399	10,288	10,356	9,915	10,000
Average Annual Return, Percent	14.85%	8.91%	8.31%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Aggressive Growth ETF Asset Allocation Portfolio (Class II)
Account Value	$ 21,694	$ 21,694	$ 21,694	21,694	22,424	21,490	21,943	21,531	21,174	20,693	20,391	19,553	20,308	19,608	18,866	18,934	17,947	16,571	17,100	17,815	18,292	17,643	16,664	17,061	16,849	16,743	17,272	16,200	16,864	15,710	14,568	15,998	16,576	15,597	17,053	16,864	18,019	17,718	18,019	18,659	17,906	18,501	17,760	18,343	17,991	17,979	17,955	17,590	17,019	16,448	15,768	15,768	15,008	13,250	13,519	13,930	13,332	12,886	12,640	12,112	10,940	12,898	13,953	14,340	13,912	13,622	13,332	13,031	13,310	13,321	12,619	13,321	12,986	12,853	12,585	11,738	12,564	12,344	13,276	13,266	13,196	12,855	12,965	12,865	12,875	12,976	13,537	12,945	12,778	12,554	12,330	12,087	12,068	11,788	11,694	11,573	11,432	11,339	11,068	10,806	10,623	10,403	10,606	10,553	10,535	10,139	10,078	10,007	9,902	9,250	9,286	9,717	9,932	9,940	9,401	9,666	10,282	10,248	10,445	10,394	10,282	10,359	9,914	10,000
Average Annual Return, Percent	14.58%	8.63%	8.05%
ALPS | Alerian Energy Infrastructure Portfolio - Class I
Account Value [Line Items]
Line Graph and Table Measure Name			ALPS | Alerian Energy Infrastructure Portfolio (Class I)
Account Value	$ 16,996	$ 16,996	$ 16,996	16,996	18,093	15,867	15,289	15,211	14,655	14,232	13,842	13,364	13,453	12,596	12,106	12,051	12,132	11,345	11,420	11,516	11,590	11,112	10,378	10,771	10,537	10,612	11,069	10,548	11,255	10,808	9,662	10,849	10,849	9,804	11,296	10,605	10,849	10,108	9,672	8,951	8,818	9,533	9,047	8,649	8,788	9,186	8,778	8,222	7,775	7,269	6,772	6,475	6,414	5,385	5,385	6,068	5,914	5,952	6,145	5,731	4,346	7,404	8,260	8,616	7,946	8,115	8,426	8,219	8,473	8,661	8,407	8,586	8,680	8,369	8,266	7,136	7,902	7,911	8,553	8,709	8,838	8,526	8,379	7,975	7,599	7,865	8,801	8,764	8,458	8,520	8,834	8,610	8,897	8,655	8,547	8,861	9,023	8,978	8,915	8,807	8,458	8,133	8,528	8,089	7,861	7,835	7,440	7,273	6,606	5,975	5,931	6,229	6,759	7,380	6,902	8,035	8,648	9,018	9,488	9,975	9,454	9,530	9,303	10,000
ALPS | Alerian Energy Infrastructure Portfolio - Class I | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	41.03%	14.55%	5.45%
ALPS | Alerian Energy Infrastructure Portfolio - Class III
Account Value [Line Items]
Line Graph and Table Measure Name			ALPS | Alerian Energy Infrastructure Portfolio (Class III)
Account Value	$ 16,392	$ 16,392	$ 16,392	$ 16,392	17,446	15,301	14,752	14,676	14,148	13,750	13,372	12,920	13,006	12,187	11,713	11,659	11,745	10,980	11,053	11,156	11,228	10,773	10,060	10,443	10,225	10,298	10,742	10,236	10,930	10,505	9,397	10,544	10,554	9,536	10,999	10,327	10,564	9,842	9,427	8,724	8,602	9,290	8,825	8,437	8,573	8,970	8,573	8,039	7,593	7,108	6,623	6,333	6,277	5,267	5,267	5,947	5,796	5,833	6,022	5,626	4,257	7,268	8,108	8,457	7,803	7,970	8,286	8,082	8,332	8,518	8,276	8,453	8,545	8,239	8,137	7,024	7,785	7,794	8,430	8,594	8,721	8,421	8,267	7,876	7,503	7,776	8,694	8,667	8,357	8,428	8,740	8,517	8,812	8,571	8,464	8,785	8,945	8,901	8,847	8,740	8,402	8,087	8,472	8,044	7,816	7,790	7,397	7,239	6,584	5,954	5,910	6,208	6,740	7,361	6,891	8,017	8,630	9,000	9,471	9,958	9,437	9,521	9,303	10,000
ALPS | Alerian Energy Infrastructure Portfolio - Class III | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	40.60%	14.15%	5.07%
ALPS Global Opportunity Portfolio - Class I
Account Value [Line Items]
Line Graph and Table Measure Name				ALPS Global Opportunity Portfolio (Class I)
Account Value	$ 25,780	$ 25,780	$ 25,780	$ 25,780	26,952	25,157	25,711	25,176	25,042	23,610	23,896	22,769	23,228	22,693	22,005	21,795	20,381	18,204	19,121	19,369	19,598	18,872	18,089	18,051	17,593	17,994	18,395	16,867	17,767	16,321	15,175	17,208	18,440	16,722	18,855	18,869	21,103	21,074	21,976	23,651	22,713	23,504	21,962	22,931	22,426	21,552	21,266	21,020	19,669	19,246	18,550	19,000	17,660	15,494	15,814	16,216	15,376	14,535	14,121	13,399	12,038	15,861	17,589	17,341	16,557	15,984	15,469	15,083	15,153	15,036	14,193	14,790	14,041	13,912	13,526	12,356	13,247	13,410	14,687	14,338	14,283	13,891	13,956	14,229	14,054	14,316	15,080	14,076	13,875	13,949	13,896	13,557	13,653	13,240	13,060	12,541	11,958	11,842	11,683	11,217	11,029	10,919	11,059	10,778	10,698	10,196	10,568	10,558	10,397	9,504	9,644	10,367	10,530	10,730	10,330	10,760	11,320	11,230	11,380	11,190	10,830	10,980	10,450	10,480	$ 10,430	$ 10,110	$ 10,000
ALPS Global Opportunity Portfolio - Class I | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	18.28%	8.25%	9.42%
ALPS Global Opportunity Portfolio - Class III
Account Value [Line Items]
Line Graph and Table Measure Name				ALPS Global Opportunity Portfolio (Class III)
Account Value	$ 24,946	$ 24,946	$ 24,946	$ 24,946	26,074	24,342	24,896	24,377	24,256	22,871	23,165	22,057	22,507	22,005	21,330	21,139	19,772	17,659	18,560	18,802	19,044	18,335	17,590	17,555	17,105	17,504	17,884	16,413	17,288	15,882	14,781	16,771	17,978	16,293	18,376	18,403	20,579	20,566	21,441	23,087	22,189	22,964	21,464	22,418	21,934	21,082	20,803	20,574	19,251	18,844	18,171	18,628	17,307	15,191	15,514	15,904	15,091	14,267	13,866	13,153	11,828	15,592	17,285	17,051	16,291	15,718	15,222	14,848	14,914	14,815	13,989	14,573	13,846	13,724	13,339	12,193	13,073	13,238	14,508	14,167	14,116	13,734	13,796	14,074	13,909	14,167	14,932	13,940	13,748	13,829	13,778	13,446	13,546	13,133	12,961	12,447	11,872	11,761	11,610	11,156	10,963	10,853	11,003	10,723	10,643	10,152	10,522	10,522	10,362	9,461	9,611	10,332	10,490	10,690	10,300	10,730	11,280	11,200	11,350	11,170	10,810	10,960	10,440	10,470	10,420	10,110	10,000
ALPS Global Opportunity Portfolio - Class III | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	18.01%	7.91%	9.07%
Morningstar Conservative ETF Asset Allocation Portfolio - Class I - Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Account Value	$ 11,432	$ 11,432	$ 11,432	11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,100	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,002	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,566	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Morningstar Conservative ETF Asset Allocation Portfolio - Class II - Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Account Value	$ 11,432	$ 11,432	$ 11,432	11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,100	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,002	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,566	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I - Bloomberg US 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US 1000 Index
Account Value	$ 33,407	$ 33,407	$ 33,407	33,407	34,363	32,301	32,549	31,872	31,157	30,723	29,729	28,389	29,668	28,744	27,262	26,892	25,622	23,422	24,009	25,189	25,642	24,786	23,217	23,088	22,818	22,114	22,661	21,231	22,547	21,402	19,826	21,858	22,730	20,784	22,652	22,709	24,968	24,173	24,866	26,400	25,414	25,756	24,080	25,232	24,513	24,001	23,374	23,288	22,105	21,323	20,711	20,867	20,028	17,920	18,350	19,041	17,740	16,781	16,415	15,579	13,761	15,850	17,257	17,227	16,753	16,144	15,813	15,551	15,834	15,583	14,568	15,546	14,943	14,695	14,208	13,100	14,419	14,117	15,204	15,151	14,661	14,173	14,082	13,729	13,687	14,002	14,534	13,771	13,622	13,221	12,921	12,649	12,614	12,370	12,280	12,122	11,992	11,982	11,537	11,308	11,100	10,683	10,897	10,886	10,871	10,470	10,446	10,255	10,200	9,541	9,548	10,095	10,273	10,238	9,477	9,743	10,366	10,168	10,365	10,226	10,160	10,286	9,727	10,000
Average Annual Return, Percent	24.23%	14.16%	12.82%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II - Bloomberg US 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US 1000 Index
Account Value	$ 33,407	$ 33,407	$ 33,407	33,407	34,363	32,301	32,549	31,872	31,157	30,723	29,729	28,389	29,668	28,744	27,262	26,892	25,622	23,422	24,009	25,189	25,642	24,786	23,217	23,088	22,818	22,114	22,661	21,231	22,547	21,402	19,826	21,858	22,730	20,784	22,652	22,709	24,968	24,173	24,866	26,400	25,414	25,756	24,080	25,232	24,513	24,001	23,374	23,288	22,105	21,323	20,711	20,867	20,028	17,920	18,350	19,041	17,740	16,781	16,415	15,579	13,761	15,850	17,257	17,227	16,753	16,144	15,813	15,551	15,834	15,583	14,568	15,546	14,943	14,695	14,208	13,100	14,419	14,117	15,204	15,151	14,661	14,173	14,082	13,729	13,687	14,002	14,534	13,771	13,622	13,221	12,921	12,649	12,614	12,370	12,280	12,122	11,992	11,982	11,537	11,308	11,100	10,683	10,897	10,886	10,871	10,470	10,446	10,255	10,200	9,541	9,548	10,095	10,273	10,238	9,477	9,743	10,366	10,168	10,365	10,226	10,160	10,286	9,727	10,000
Average Annual Return, Percent	24.23%	14.16%	12.82%
Morningstar Balanced ETF Asset Allocation Portfolio - Class I - Bloomberg US 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US 1000 Index
Account Value	$ 33,407	$ 33,407	$ 33,407	33,407	34,363	32,301	32,549	31,872	31,157	30,723	29,729	28,389	29,668	28,744	27,262	26,892	25,622	23,422	24,009	25,189	25,642	24,786	23,217	23,088	22,818	22,114	22,661	21,231	22,547	21,402	19,826	21,858	22,730	20,784	22,652	22,709	24,968	24,173	24,866	26,400	25,414	25,756	24,080	25,232	24,513	24,001	23,374	23,288	22,105	21,323	20,711	20,867	20,028	17,920	18,350	19,041	17,740	16,781	16,415	15,579	13,761	15,850	17,257	17,227	16,753	16,144	15,813	15,551	15,834	15,583	14,568	15,546	14,943	14,695	14,208	13,100	14,419	14,117	15,204	15,151	14,661	14,173	14,082	13,729	13,687	14,002	14,534	13,771	13,622	13,221	12,921	12,649	12,614	12,370	12,280	12,122	11,992	11,982	11,537	11,308	11,100	10,683	10,897	10,886	10,871	10,470	10,446	10,255	10,200	9,541	9,548	10,095	10,273	10,238	9,477	9,743	10,366	10,168	10,365	10,226	10,160	10,286	9,727	10,000
Average Annual Return, Percent	24.23%	14.16%	12.82%
Morningstar Balanced ETF Asset Allocation Portfolio - Class II - Bloomberg US 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US 1000 Index
Account Value	$ 33,407	$ 33,407	$ 33,407	33,407	34,363	32,301	32,549	31,872	31,157	30,723	29,729	28,389	29,668	28,744	27,262	26,892	25,622	23,422	24,009	25,189	25,642	24,786	23,217	23,088	22,818	22,114	22,661	21,231	22,547	21,402	19,826	21,858	22,730	20,784	22,652	22,709	24,968	24,173	24,866	26,400	25,414	25,756	24,080	25,232	24,513	24,001	23,374	23,288	22,105	21,323	20,711	20,867	20,028	17,920	18,350	19,041	17,740	16,781	16,415	15,579	13,761	15,850	17,257	17,227	16,753	16,144	15,813	15,551	15,834	15,583	14,568	15,546	14,943	14,695	14,208	13,100	14,419	14,117	15,204	15,151	14,661	14,173	14,082	13,729	13,687	14,002	14,534	13,771	13,622	13,221	12,921	12,649	12,614	12,370	12,280	12,122	11,992	11,982	11,537	11,308	11,100	10,683	10,897	10,886	10,871	10,470	10,446	10,255	10,200	9,541	9,548	10,095	10,273	10,238	9,477	9,743	10,366	10,168	10,365	10,226	10,160	10,286	9,727	10,000
Average Annual Return, Percent	24.23%	14.16%	12.82%
Morningstar Growth ETF Asset Allocation Portfolio - Class I - Bloomberg US 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US 1000 Index
Account Value	$ 33,407	$ 33,407	$ 33,407	33,407	34,363	32,301	32,549	31,872	31,157	30,723	29,729	28,389	29,668	28,744	27,262	26,892	25,622	23,422	24,009	25,189	25,642	24,786	23,217	23,088	22,818	22,114	22,661	21,231	22,547	21,402	19,826	21,858	22,730	20,784	22,652	22,709	24,968	24,173	24,866	26,400	25,414	25,756	24,080	25,232	24,513	24,001	23,374	23,288	22,105	21,323	20,711	20,867	20,028	17,920	18,350	19,041	17,740	16,781	16,415	15,579	13,761	15,850	17,257	17,227	16,753	16,144	15,813	15,551	15,834	15,583	14,568	15,546	14,943	14,695	14,208	13,100	14,419	14,117	15,204	15,151	14,661	14,173	14,082	13,729	13,687	14,002	14,534	13,771	13,622	13,221	12,921	12,649	12,614	12,370	12,280	12,122	11,992	11,982	11,537	11,308	11,100	10,683	10,897	10,886	10,871	10,470	10,446	10,255	10,200	9,541	9,548	10,095	10,273	10,238	9,477	9,743	10,366	10,168	10,365	10,226	10,160	10,286	9,727	10,000
Average Annual Return, Percent	24.23%	14.16%	12.82%
Morningstar Growth ETF Asset Allocation Portfolio - Class II - Bloomberg US 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US 1000 Index
Account Value	$ 33,407	$ 33,407	$ 33,407	33,407	34,363	32,301	32,549	31,872	31,157	30,723	29,729	28,389	29,668	28,744	27,262	26,892	25,622	23,422	24,009	25,189	25,642	24,786	23,217	23,088	22,818	22,114	22,661	21,231	22,547	21,402	19,826	21,858	22,730	20,784	22,652	22,709	24,968	24,173	24,866	26,400	25,414	25,756	24,080	25,232	24,513	24,001	23,374	23,288	22,105	21,323	20,711	20,867	20,028	17,920	18,350	19,041	17,740	16,781	16,415	15,579	13,761	15,850	17,257	17,227	16,753	16,144	15,813	15,551	15,834	15,583	14,568	15,546	14,943	14,695	14,208	13,100	14,419	14,117	15,204	15,151	14,661	14,173	14,082	13,729	13,687	14,002	14,534	13,771	13,622	13,221	12,921	12,649	12,614	12,370	12,280	12,122	11,992	11,982	11,537	11,308	11,100	10,683	10,897	10,886	10,871	10,470	10,446	10,255	10,200	9,541	9,548	10,095	10,273	10,238	9,477	9,743	10,366	10,168	10,365	10,226	10,160	10,286	9,727	10,000
Average Annual Return, Percent	24.23%	14.16%	12.82%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I - Bloomberg US 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US 1000 Index
Account Value	$ 33,407	$ 33,407	$ 33,407	33,407	34,363	32,301	32,549	31,872	31,157	30,723	29,729	28,389	29,668	28,744	27,262	26,892	25,622	23,422	24,009	25,189	25,642	24,786	23,217	23,088	22,818	22,114	22,661	21,231	22,547	21,402	19,826	21,858	22,730	20,784	22,652	22,709	24,968	24,173	24,866	26,400	25,414	25,756	24,080	25,232	24,513	24,001	23,374	23,288	22,105	21,323	20,711	20,867	20,028	17,920	18,350	19,041	17,740	16,781	16,415	15,579	13,761	15,850	17,257	17,227	16,753	16,144	15,813	15,551	15,834	15,583	14,568	15,546	14,943	14,695	14,208	13,100	14,419	14,117	15,204	15,151	14,661	14,173	14,082	13,729	13,687	14,002	14,534	13,771	13,622	13,221	12,921	12,649	12,614	12,370	12,280	12,122	11,992	11,982	11,537	11,308	11,100	10,683	10,897	10,886	10,871	10,470	10,446	10,255	10,200	9,541	9,548	10,095	10,273	10,238	9,477	9,743	10,366	10,168	10,365	10,226	10,160	10,286	9,727	10,000
Average Annual Return, Percent	24.23%	14.16%	12.82%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II - Bloomberg US 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US 1000 Index
Account Value	$ 33,407	$ 33,407	$ 33,407	33,407	34,363	32,301	32,549	31,872	31,157	30,723	29,729	28,389	29,668	28,744	27,262	26,892	25,622	23,422	24,009	25,189	25,642	24,786	23,217	23,088	22,818	22,114	22,661	21,231	22,547	21,402	19,826	21,858	22,730	20,784	22,652	22,709	24,968	24,173	24,866	26,400	25,414	25,756	24,080	25,232	24,513	24,001	23,374	23,288	22,105	21,323	20,711	20,867	20,028	17,920	18,350	19,041	17,740	16,781	16,415	15,579	13,761	15,850	17,257	17,227	16,753	16,144	15,813	15,551	15,834	15,583	14,568	15,546	14,943	14,695	14,208	13,100	14,419	14,117	15,204	15,151	14,661	14,173	14,082	13,729	13,687	14,002	14,534	13,771	13,622	13,221	12,921	12,649	12,614	12,370	12,280	12,122	11,992	11,982	11,537	11,308	11,100	10,683	10,897	10,886	10,871	10,470	10,446	10,255	10,200	9,541	9,548	10,095	10,273	10,238	9,477	9,743	10,366	10,168	10,365	10,226	10,160	10,286	9,727	10,000
Average Annual Return, Percent	24.23%	14.16%	12.82%
ALPS | Alerian Energy Infrastructure Portfolio - Class I - Bloomberg US 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US 1000 Index
Account Value	$ 33,407	$ 33,407	$ 33,407	33,407	34,363	32,301	32,549	31,872	31,157	30,723	29,729	28,389	29,668	28,744	27,262	26,892	25,622	23,422	24,009	25,189	25,642	24,786	23,217	23,088	22,818	22,114	22,661	21,231	22,547	21,402	19,826	21,858	22,730	20,784	22,652	22,709	24,968	24,173	24,866	26,400	25,414	25,756	24,080	25,232	24,513	24,001	23,374	23,288	22,105	21,323	20,711	20,867	20,028	17,920	18,350	19,041	17,740	16,781	16,415	15,579	13,761	15,850	17,257	17,227	16,753	16,144	15,813	15,551	15,834	15,583	14,568	15,546	14,943	14,695	14,208	13,100	14,419	14,117	15,204	15,151	14,661	14,173	14,082	13,729	13,687	14,002	14,534	13,771	13,622	13,221	12,921	12,649	12,614	12,370	12,280	12,122	11,992	11,982	11,537	11,308	11,100	10,683	10,897	10,886	10,871	10,470	10,446	10,255	10,200	9,541	9,548	10,095	10,273	10,238	9,477	9,743	10,366	10,168	10,365	10,226	10,160	10,286	9,727	10,000
Average Annual Return, Percent	24.23%	14.16%	12.82%
ALPS | Alerian Energy Infrastructure Portfolio - Class III - Bloomberg US 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US 1000 Index
Account Value	$ 33,407	$ 33,407	$ 33,407	$ 33,407	34,363	32,301	32,549	31,872	31,157	30,723	29,729	28,389	29,668	28,744	27,262	26,892	25,622	23,422	24,009	25,189	25,642	24,786	23,217	23,088	22,818	22,114	22,661	21,231	22,547	21,402	19,826	21,858	22,730	20,784	22,652	22,709	24,968	24,173	24,866	26,400	25,414	25,756	24,080	25,232	24,513	24,001	23,374	23,288	22,105	21,323	20,711	20,867	20,028	17,920	18,350	19,041	17,740	16,781	16,415	15,579	13,761	15,850	17,257	17,227	16,753	16,144	15,813	15,551	15,834	15,583	14,568	15,546	14,943	14,695	14,208	13,100	14,419	14,117	15,204	15,151	14,661	14,173	14,082	13,729	13,687	14,002	14,534	13,771	13,622	13,221	12,921	12,649	12,614	12,370	12,280	12,122	11,992	11,982	11,537	11,308	11,100	10,683	10,897	10,886	10,871	10,470	10,446	10,255	10,200	9,541	9,548	10,095	10,273	10,238	9,477	9,743	10,366	10,168	10,365	10,226	10,160	10,286	9,727	10,000
Average Annual Return, Percent	24.23%	14.16%	12.82%
ALPS Global Opportunity Portfolio - Class I - Morningstar Developed Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Developed Markets Index
Account Value	$ 25,800	$ 25,800	$ 25,800	$ 25,800	26,565	25,388	25,929	25,464	24,847	24,326	23,929	22,918	23,828	23,071	22,152	21,949	20,855	19,070	19,688	20,585	21,110	20,403	19,239	19,473	19,159	18,688	19,144	17,889	18,607	17,386	16,224	17,914	18,681	17,302	18,977	18,974	20,681	20,172	20,636	21,858	20,967	21,518	20,423	21,280	20,758	20,454	20,205	19,934	19,070	18,491	17,989	18,123	17,346	15,349	15,794	16,326	15,318	14,641	14,279	13,588	12,240	14,215	15,541	15,666	15,211	14,796	14,420	14,122	14,432	14,365	13,494	14,321	13,839	13,688	13,285	12,301	13,333	13,178	14,268	14,215	14,032	13,638	13,657	13,549	13,398	13,669	14,253	13,565	13,382	13,097	12,857	12,556	12,541	12,249	12,188	11,942	11,758	11,644	11,339	11,074	10,813	10,636	10,864	10,800	10,793	10,341	10,473	10,409	10,241	9,577	9,633	10,261	10,447	10,487	9,741	10,116	10,809	10,641	10,879	10,832	10,600	10,742	10,151	10,329	10,433	10,243	10,000
Average Annual Return, Percent	17.55%	10.49%	9.59%
ALPS Global Opportunity Portfolio - Class III - Morningstar Developed Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Developed Markets Index
Account Value	$ 25,800	$ 25,800	$ 25,800	$ 25,800	26,565	25,388	25,929	25,464	24,847	24,326	23,929	22,918	23,828	23,071	22,152	21,949	20,855	19,070	19,688	20,585	21,110	20,403	19,239	19,473	19,159	18,688	19,144	17,889	18,607	17,386	16,224	17,914	18,681	17,302	18,977	18,974	20,681	20,172	20,636	21,858	20,967	21,518	20,423	21,280	20,758	20,454	20,205	19,934	19,070	18,491	17,989	18,123	17,346	15,349	15,794	16,326	15,318	14,641	14,279	13,588	12,240	14,215	15,541	15,666	15,211	14,796	14,420	14,122	14,432	14,365	13,494	14,321	13,839	13,688	13,285	12,301	13,333	13,178	14,268	14,215	14,032	13,638	13,657	13,549	13,398	13,669	14,253	13,565	13,382	13,097	12,857	12,556	12,541	12,249	12,188	11,942	11,758	11,644	11,339	11,074	10,813	10,636	10,864	10,800	10,793	10,341	10,473	10,409	10,241	9,577	9,633	10,261	10,447	10,487	9,741	10,116	10,809	10,641	10,879	10,832	10,600	10,742	10,151	10,329	10,433	10,243	10,000
Average Annual Return, Percent	17.55%	10.49%	9.59%
Morningstar Conservative ETF Asset Allocation Portfolio - Class I - Conservative Blended Benchmark-1
Account Value [Line Items]
Line Graph and Table Measure Name			Conservative Blended Benchmark-1 (20% Equity)
Account Value	$ 13,687	$ 13,687	$ 13,687	13,687	13,927	13,721	14,028	13,817	13,582	13,294	13,175	12,924	13,238	13,069	13,058	13,097	12,608	11,981	12,174	12,509	12,644	12,525	12,371	12,503	12,420	12,124	12,423	11,984	12,100	11,596	11,512	12,138	12,500	12,105	12,538	12,501	13,122	13,325	13,514	13,879	13,786	13,852	13,724	13,956	13,902	13,769	13,703	13,621	13,411	13,467	13,533	13,612	13,419	12,960	13,038	13,144	13,022	12,680	12,533	12,337	11,899	12,430	12,525	12,399	12,294	12,246	12,146	12,149	12,012	11,983	11,684	11,701	11,615	11,453	11,392	11,092	11,130	11,058	11,303	11,339	11,271	11,194	11,210	11,175	11,232	11,216	11,376	11,274	11,212	11,137	11,091	11,082	11,003	10,882	10,873	10,758	10,655	10,638	10,520	10,430	10,380	10,539	10,681	10,655	10,655	10,506	10,351	10,356	10,266	9,999	9,916	9,959	10,007	10,066	9,894	9,928	10,064	10,006	10,111	10,151	10,097	10,120	10,052	10,000
Average Annual Return, Percent	4.51%	2.00%	3.19%
Morningstar Conservative ETF Asset Allocation Portfolio - Class I - Blended Secondary Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name			Blended Secondary Benchmark
Account Value	$ 14,537	$ 14,537	$ 14,537	14,537	14,780	14,494	14,784	14,575	14,350	14,072	13,873	13,566	13,932	13,747	13,738	13,715	13,221	12,572	12,769	13,134	13,234	13,152	13,010	13,099	12,998	12,666	12,971	12,529	12,714	12,246	12,162	12,800	13,178	12,716	13,082	13,015	13,630	13,807	14,005	14,380	14,279	14,268	14,073	14,297	14,230	14,048	13,912	13,859	13,635	13,640	13,709	13,809	13,690	13,303	13,418	13,526	13,412	13,121	13,009	12,843	12,366	12,732	12,773	12,596	12,525	12,438	12,356	12,356	12,163	12,107	11,830	11,825	11,726	11,518	11,448	11,181	11,232	11,136	11,355	11,395	11,267	11,180	11,175	11,063	11,114	11,117	11,278	11,242	11,179	11,121	11,064	11,056	10,977	10,897	10,891	10,800	10,717	10,718	10,582	10,527	10,474	10,579	10,677	10,681	10,687	10,560	10,417	10,378	10,341	10,135	10,085	10,084	10,140	10,153	9,984	9,984	10,116	10,023	10,143	10,135	10,142	10,140	10,093	10,000
Average Annual Return, Percent	5.99%	2.91%	3.81%
Morningstar Conservative ETF Asset Allocation Portfolio - Class II - Conservative Blended Benchmark-1
Account Value [Line Items]
Line Graph and Table Measure Name			Conservative Blended Benchmark-1 (20% Equity)
Account Value	$ 13,687	$ 13,687	$ 13,687	13,687	13,927	13,721	14,028	13,817	13,582	13,294	13,175	12,924	13,238	13,069	13,058	13,097	12,608	11,981	12,174	12,509	12,644	12,525	12,371	12,503	12,420	12,124	12,423	11,984	12,100	11,596	11,512	12,138	12,500	12,105	12,538	12,501	13,122	13,325	13,514	13,879	13,786	13,852	13,724	13,956	13,902	13,769	13,703	13,621	13,411	13,467	13,533	13,612	13,419	12,960	13,038	13,144	13,022	12,680	12,533	12,337	11,899	12,430	12,525	12,399	12,294	12,246	12,146	12,149	12,012	11,983	11,684	11,701	11,615	11,453	11,392	11,092	11,130	11,058	11,303	11,339	11,271	11,194	11,210	11,175	11,232	11,216	11,376	11,274	11,212	11,137	11,091	11,082	11,003	10,882	10,873	10,758	10,655	10,638	10,520	10,430	10,380	10,539	10,681	10,655	10,655	10,506	10,351	10,356	10,266	9,999	9,916	9,959	10,007	10,066	9,894	9,928	10,064	10,006	10,111	10,151	10,097	10,120	10,052	10,000
Average Annual Return, Percent	4.51%	2.00%	3.19%
Morningstar Conservative ETF Asset Allocation Portfolio - Class II - Blended Secondary Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name			Blended Secondary Benchmark
Account Value	$ 14,537	$ 14,537	$ 14,537	14,537	14,780	14,494	14,784	14,575	14,350	14,072	13,873	13,566	13,932	13,747	13,738	13,715	13,221	12,572	12,769	13,134	13,234	13,152	13,010	13,099	12,998	12,666	12,971	12,529	12,714	12,246	12,162	12,800	13,178	12,716	13,082	13,015	13,630	13,807	14,005	14,380	14,279	14,268	14,073	14,297	14,230	14,048	13,912	13,859	13,635	13,640	13,709	13,809	13,690	13,303	13,418	13,526	13,412	13,121	13,009	12,843	12,366	12,732	12,773	12,596	12,525	12,438	12,356	12,356	12,163	12,107	11,830	11,825	11,726	11,518	11,448	11,181	11,232	11,136	11,355	11,395	11,267	11,180	11,175	11,063	11,114	11,117	11,278	11,242	11,179	11,121	11,064	11,056	10,977	10,897	10,891	10,800	10,717	10,718	10,582	10,527	10,474	10,579	10,677	10,681	10,687	10,560	10,417	10,378	10,341	10,135	10,085	10,084	10,140	10,153	9,984	9,984	10,116	10,023	10,143	10,135	10,142	10,140	10,093	10,000
Average Annual Return, Percent	5.99%	2.91%	3.81%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I - Income & Growth Blended Benchmark-1
Account Value [Line Items]
Line Graph and Table Measure Name			Income & Growth Blended Benchmark-1 (40% Equity)
Account Value	$ 16,368	$ 16,368	$ 16,368	16,368	16,706	16,340	16,710	16,425	16,118	15,776	15,585	15,200	15,628	15,356	15,182	15,199	14,572	13,702	13,985	14,440	14,656	14,418	14,075	14,218	14,103	13,757	14,115	13,497	13,741	13,070	12,793	13,663	14,104	13,504	14,183	14,150	15,004	15,097	15,350	15,888	15,653	15,803	15,488	15,852	15,704	15,555	15,437	15,321	14,970	14,915	14,869	14,946	14,611	13,806	13,944	14,146	13,828	13,375	13,161	12,847	12,151	13,036	13,381	13,304	13,112	12,979	12,816	12,757	12,714	12,668	12,228	12,425	12,249	12,080	11,942	11,468	11,724	11,617	12,046	12,070	11,958	11,808	11,825	11,758	11,783	11,827	12,076	11,841	11,749	11,621	11,525	11,454	11,382	11,221	11,194	11,056	10,937	10,902	10,726	10,594	10,499	10,561	10,723	10,691	10,682	10,456	10,343	10,324	10,223	9,841	9,785	9,963	10,047	10,096	9,778	9,883	10,148	10,076	10,210	10,226	10,138	10,184	9,995	10,000
Average Annual Return, Percent	7.69%	4.23%	5.05%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I - Blended Secondary Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name			Blended Secondary Benchmark
Account Value	$ 18,239	$ 18,239	$ 18,239	18,239	18,579	18,047	18,361	18,069	17,753	17,440	17,102	16,614	17,128	16,822	16,593	16,504	15,877	14,955	15,212	15,728	15,882	15,683	15,305	15,367	15,219	14,792	15,153	14,539	14,917	14,305	13,952	14,850	15,338	14,602	15,236	15,171	16,067	16,073	16,370	16,920	16,645	16,664	16,212	16,600	16,418	16,165	15,954	15,881	15,483	15,320	15,273	15,395	15,151	14,441	14,632	14,862	14,510	14,076	13,917	13,623	12,839	13,550	13,868	13,724	13,564	13,373	13,235	13,174	13,069	12,978	12,536	12,734	12,528	12,302	12,148	11,704	12,015	11,878	12,265	12,280	12,079	11,899	11,877	11,717	11,746	11,824	12,064	11,867	11,784	11,649	11,537	11,472	11,401	11,281	11,259	11,149	11,056	11,054	10,842	10,748	10,656	10,636	10,760	10,762	10,763	10,570	10,456	10,380	10,342	10,019	9,985	10,109	10,192	10,194	9,861	9,922	10,175	10,053	10,193	10,154	10,135	10,173	9,995	10,000
Average Annual Return, Percent	10.51%	5.85%	6.19%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I - Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Account Value	$ 11,432	$ 11,432	$ 11,432	11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,100	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,002	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,566	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II - Income & Growth Blended Benchmark-1
Account Value [Line Items]
Line Graph and Table Measure Name			Income & Growth Blended Benchmark-1 (40% Equity)
Account Value	$ 16,368	$ 16,368	$ 16,368	16,368	16,706	16,340	16,710	16,425	16,118	15,776	15,585	15,200	15,628	15,356	15,182	15,199	14,572	13,702	13,985	14,440	14,656	14,418	14,075	14,218	14,103	13,757	14,115	13,497	13,741	13,070	12,793	13,663	14,104	13,504	14,183	14,150	15,004	15,097	15,350	15,888	15,653	15,803	15,488	15,852	15,704	15,555	15,437	15,321	14,970	14,915	14,869	14,946	14,611	13,806	13,944	14,146	13,828	13,375	13,161	12,847	12,151	13,036	13,381	13,304	13,112	12,979	12,816	12,757	12,714	12,668	12,228	12,425	12,249	12,080	11,942	11,468	11,724	11,617	12,046	12,070	11,958	11,808	11,825	11,758	11,783	11,827	12,076	11,841	11,749	11,621	11,525	11,454	11,382	11,221	11,194	11,056	10,937	10,902	10,726	10,594	10,499	10,561	10,723	10,691	10,682	10,456	10,343	10,324	10,223	9,841	9,785	9,963	10,047	10,096	9,778	9,883	10,148	10,076	10,210	10,226	10,138	10,184	9,995	10,000
Average Annual Return, Percent	7.69%	4.23%	5.05%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II - Blended Secondary Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name			Blended Secondary Benchmark
Account Value	$ 18,239	$ 18,239	$ 18,239	18,239	18,579	18,047	18,361	18,069	17,753	17,440	17,102	16,614	17,128	16,822	16,593	16,504	15,877	14,955	15,212	15,728	15,882	15,683	15,305	15,367	15,219	14,792	15,153	14,539	14,917	14,305	13,952	14,850	15,338	14,602	15,236	15,171	16,067	16,073	16,370	16,920	16,645	16,664	16,212	16,600	16,418	16,165	15,954	15,881	15,483	15,320	15,273	15,395	15,151	14,441	14,632	14,862	14,510	14,076	13,917	13,623	12,839	13,550	13,868	13,724	13,564	13,373	13,235	13,174	13,069	12,978	12,536	12,734	12,528	12,302	12,148	11,704	12,015	11,878	12,265	12,280	12,079	11,899	11,877	11,717	11,746	11,824	12,064	11,867	11,784	11,649	11,537	11,472	11,401	11,281	11,259	11,149	11,056	11,054	10,842	10,748	10,656	10,636	10,760	10,762	10,763	10,570	10,456	10,380	10,342	10,019	9,985	10,109	10,192	10,194	9,861	9,922	10,175	10,053	10,193	10,154	10,135	10,173	9,995	10,000
Average Annual Return, Percent	10.51%	5.85%	6.19%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II - Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Account Value	$ 11,432	$ 11,432	$ 11,432	11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,100	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,002	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,566	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Morningstar Balanced ETF Asset Allocation Portfolio - Class I - Balanced Blended Benchmark-1
Account Value [Line Items]
Line Graph and Table Measure Name			Balanced Blended Benchmark-1
Account Value	$ 19,438	$ 19,438	$ 19,438	19,438	19,891	19,320	19,751	19,378	18,988	18,590	18,309	17,758	18,317	17,915	17,523	17,509	16,728	15,577	15,966	16,556	16,870	16,482	15,902	16,051	15,898	15,504	15,919	15,097	15,497	14,641	14,128	15,271	15,793	14,960	15,927	15,902	17,021	16,962	17,286	18,025	17,615	17,869	17,326	17,845	17,581	17,420	17,241	17,086	16,573	16,380	16,197	16,267	15,772	14,591	14,794	15,102	14,568	14,002	13,720	13,283	12,329	13,588	14,217	14,201	13,913	13,684	13,454	13,325	13,394	13,331	12,741	13,143	12,868	12,696	12,473	11,820	12,320	12,175	12,807	12,816	12,656	12,426	12,443	12,342	12,329	12,440	12,786	12,402	12,280	12,094	11,944	11,807	11,745	11,541	11,496	11,336	11,201	11,148	10,914	10,738	10,599	10,560	10,740	10,701	10,685	10,384	10,317	10,275	10,164	9,673	9,644	9,959	10,078	10,116	9,657	9,835	10,229	10,145	10,304	10,296	10,174	10,245	9,933	10,000
Average Annual Return, Percent	11.01%	6.48%	6.87%
Morningstar Balanced ETF Asset Allocation Portfolio - Class I - Blended Secondary Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name			Blended Secondary Benchmark
Account Value	$ 22,677	$ 22,677	$ 22,677	22,677	23,150	22,274	22,609	22,209	21,771	21,423	20,896	20,165	20,875	20,407	19,876	19,696	18,904	17,633	17,965	18,679	18,903	18,549	17,864	17,890	17,682	17,138	17,566	16,738	17,367	16,579	15,884	17,110	17,734	16,658	17,636	17,574	18,830	18,612	19,034	19,812	19,311	19,370	18,590	19,189	18,859	18,516	18,212	18,114	17,501	17,132	16,945	17,095	16,701	15,617	15,897	16,272	15,645	15,050	14,838	14,401	13,289	14,386	15,025	14,919	14,657	14,347	14,146	14,017	14,011	13,880	13,255	13,684	13,358	13,109	12,863	12,226	12,830	12,647	13,228	13,215	12,930	12,646	12,605	12,392	12,398	12,559	12,890	12,515	12,410	12,191	12,020	11,894	11,832	11,669	11,630	11,499	11,395	11,389	11,096	10,963	10,829	10,688	10,838	10,839	10,834	10,575	10,487	10,374	10,335	9,898	9,879	10,127	10,237	10,229	9,735	9,856	10,232	10,079	10,240	10,171	10,127	10,206	9,900	10,000
Average Annual Return, Percent	15.13%	8.74%	8.53%
Morningstar Balanced ETF Asset Allocation Portfolio - Class I - Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Account Value	$ 11,432	$ 11,432	$ 11,432	11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,100	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,002	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,566	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Morningstar Balanced ETF Asset Allocation Portfolio - Class II - Balanced Blended Benchmark-1
Account Value [Line Items]
Line Graph and Table Measure Name			Balanced Blended Benchmark-1
Account Value	$ 19,438	$ 19,438	$ 19,438	19,438	19,891	19,320	19,751	19,378	18,988	18,590	18,309	17,758	18,317	17,915	17,523	17,509	16,728	15,577	15,966	16,556	16,870	16,482	15,902	16,051	15,898	15,504	15,919	15,097	15,497	14,641	14,128	15,271	15,793	14,960	15,927	15,902	17,021	16,962	17,286	18,025	17,615	17,869	17,326	17,845	17,581	17,420	17,241	17,086	16,573	16,380	16,197	16,267	15,772	14,591	14,794	15,102	14,568	14,002	13,720	13,283	12,329	13,588	14,217	14,201	13,913	13,684	13,454	13,325	13,394	13,331	12,741	13,143	12,868	12,696	12,473	11,820	12,320	12,175	12,807	12,816	12,656	12,426	12,443	12,342	12,329	12,440	12,786	12,402	12,280	12,094	11,944	11,807	11,745	11,541	11,496	11,336	11,201	11,148	10,914	10,738	10,599	10,560	10,740	10,701	10,685	10,384	10,317	10,275	10,164	9,673	9,644	9,959	10,078	10,116	9,657	9,835	10,229	10,145	10,304	10,296	10,174	10,245	9,933	10,000
Average Annual Return, Percent	11.01%	6.48%	6.87%
Morningstar Balanced ETF Asset Allocation Portfolio - Class II - Blended Secondary Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name			Blended Secondary Benchmark
Account Value	$ 22,677	$ 22,677	$ 22,677	22,677	23,150	22,274	22,609	22,209	21,771	21,423	20,896	20,165	20,875	20,407	19,876	19,696	18,904	17,633	17,965	18,679	18,903	18,549	17,864	17,890	17,682	17,138	17,566	16,738	17,367	16,579	15,884	17,110	17,734	16,658	17,636	17,574	18,830	18,612	19,034	19,812	19,311	19,370	18,590	19,189	18,859	18,516	18,212	18,114	17,501	17,132	16,945	17,095	16,701	15,617	15,897	16,272	15,645	15,050	14,838	14,401	13,289	14,386	15,025	14,919	14,657	14,347	14,146	14,017	14,011	13,880	13,255	13,684	13,358	13,109	12,863	12,226	12,830	12,647	13,228	13,215	12,930	12,646	12,605	12,392	12,398	12,559	12,890	12,515	12,410	12,191	12,020	11,894	11,832	11,669	11,630	11,499	11,395	11,389	11,096	10,963	10,829	10,688	10,838	10,839	10,834	10,575	10,487	10,374	10,335	9,898	9,879	10,127	10,237	10,229	9,735	9,856	10,232	10,079	10,240	10,171	10,127	10,206	9,900	10,000
Average Annual Return, Percent	15.13%	8.74%	8.53%
Morningstar Balanced ETF Asset Allocation Portfolio - Class II - Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Account Value	$ 11,432	$ 11,432	$ 11,432	11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,100	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,002	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,566	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Morningstar Growth ETF Asset Allocation Portfolio - Class I - Growth Blended Benchmark-1
Account Value [Line Items]
Line Graph and Table Measure Name			Growth Blended Benchmark-1
Account Value	$ 22,931	$ 22,931	$ 22,931	22,931	23,514	22,686	23,166	22,692	22,210	21,762	21,371	20,622	21,321	20,761	20,083	20,024	19,082	17,619	18,123	18,857	19,286	18,712	17,842	17,987	17,792	17,356	17,817	16,774	17,357	16,305	15,508	16,942	17,539	16,450	17,745	17,733	19,138	18,876	19,272	20,232	19,613	19,993	19,181	19,874	19,472	19,307	19,061	18,865	18,170	17,808	17,461	17,518	16,849	15,273	15,544	15,967	15,199	14,524	14,175	13,617	12,414	14,054	15,001	15,062	14,669	14,336	14,035	13,829	14,028	13,947	13,205	13,837	13,455	13,289	12,975	12,138	12,910	12,726	13,577	13,567	13,356	13,038	13,055	12,918	12,861	13,046	13,494	12,946	12,793	12,544	12,337	12,129	12,080	11,835	11,769	11,590	11,441	11,369	11,078	10,860	10,676	10,529	10,725	10,679	10,655	10,284	10,268	10,203	10,085	9,494	9,493	9,948	10,100	10,126	9,531	9,781	10,305	10,210	10,393	10,359	10,202	10,299	9,866	10,000
Average Annual Return, Percent	14.52%	8.77%	8.65%
Morningstar Growth ETF Asset Allocation Portfolio - Class I - Blended Secondary Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name			Blended Secondary Benchmark
Account Value	$ 27,972	$ 27,972	$ 27,972	27,972	28,612	27,273	27,611	27,075	26,485	26,109	25,334	24,288	25,240	24,563	23,621	23,320	22,337	20,642	21,063	22,014	22,327	21,771	20,692	20,665	20,386	19,707	20,206	19,126	20,070	19,076	17,960	19,571	20,350	18,866	20,268	20,212	21,907	21,390	21,965	23,017	22,232	22,342	21,158	22,015	21,500	21,053	20,638	20,510	19,641	19,022	18,664	18,843	18,276	16,774	17,155	17,694	16,758	15,989	15,719	15,128	13,677	15,197	16,205	16,148	15,770	15,326	15,056	14,850	14,962	14,785	13,963	14,656	14,196	13,926	13,578	12,735	13,672	13,437	14,238	14,192	13,814	13,414	13,352	13,081	13,060	13,314	13,745	13,172	13,044	12,735	12,500	12,309	12,257	12,048	11,991	11,839	11,725	11,715	11,340	11,166	10,989	10,722	10,898	10,897	10,888	10,563	10,503	10,354	10,314	9,766	9,763	10,137	10,274	10,255	9,606	9,787	10,286	10,103	10,284	10,184	10,114	10,234	9,802	10,000
Average Annual Return, Percent	19.95%	11.61%	10.83%
Morningstar Growth ETF Asset Allocation Portfolio - Class II - Growth Blended Benchmark-1
Account Value [Line Items]
Line Graph and Table Measure Name			Growth Blended Benchmark-1
Account Value	$ 22,931	$ 22,931	$ 22,931	22,931	23,514	22,686	23,166	22,692	22,210	21,762	21,371	20,622	21,321	20,761	20,083	20,024	19,082	17,619	18,123	18,857	19,286	18,712	17,842	17,987	17,792	17,356	17,817	16,774	17,357	16,305	15,508	16,942	17,539	16,450	17,745	17,733	19,138	18,876	19,272	20,232	19,613	19,993	19,181	19,874	19,472	19,307	19,061	18,865	18,170	17,808	17,461	17,518	16,849	15,273	15,544	15,967	15,199	14,524	14,175	13,617	12,414	14,054	15,001	15,062	14,669	14,336	14,035	13,829	14,028	13,947	13,205	13,837	13,455	13,289	12,975	12,138	12,910	12,726	13,577	13,567	13,356	13,038	13,055	12,918	12,861	13,046	13,494	12,946	12,793	12,544	12,337	12,129	12,080	11,835	11,769	11,590	11,441	11,369	11,078	10,860	10,676	10,529	10,725	10,679	10,655	10,284	10,268	10,203	10,085	9,494	9,493	9,948	10,100	10,126	9,531	9,781	10,305	10,210	10,393	10,359	10,202	10,299	9,866	10,000
Average Annual Return, Percent	14.52%	8.77%	8.65%
Morningstar Growth ETF Asset Allocation Portfolio - Class II - Blended Secondary Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name			Blended Secondary Benchmark
Account Value	$ 27,972	$ 27,972	$ 27,972	27,972	28,612	27,273	27,611	27,075	26,485	26,109	25,334	24,288	25,240	24,563	23,621	23,320	22,337	20,642	21,063	22,014	22,327	21,771	20,692	20,665	20,386	19,707	20,206	19,126	20,070	19,076	17,960	19,571	20,350	18,866	20,268	20,212	21,907	21,390	21,965	23,017	22,232	22,342	21,158	22,015	21,500	21,053	20,638	20,510	19,641	19,022	18,664	18,843	18,276	16,774	17,155	17,694	16,758	15,989	15,719	15,128	13,677	15,197	16,205	16,148	15,770	15,326	15,056	14,850	14,962	14,785	13,963	14,656	14,196	13,926	13,578	12,735	13,672	13,437	14,238	14,192	13,814	13,414	13,352	13,081	13,060	13,314	13,745	13,172	13,044	12,735	12,500	12,309	12,257	12,048	11,991	11,839	11,725	11,715	11,340	11,166	10,989	10,722	10,898	10,897	10,888	10,563	10,503	10,354	10,314	9,766	9,763	10,137	10,274	10,255	9,606	9,787	10,286	10,103	10,284	10,184	10,114	10,234	9,802	10,000
Average Annual Return, Percent	19.95%	11.61%	10.83%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I - Aggressive Growth Blended Benchmark-1
Account Value [Line Items]
Line Graph and Table Measure Name			Aggressive Growth Blended Benchmark-1 (95% Equity)
Account Value	$ 25,983	$ 25,983	$ 25,983	25,983	26,684	25,604	26,113	25,551	24,989	24,503	24,004	23,070	23,898	23,191	22,246	22,140	21,060	19,325	19,929	20,789	21,315	20,576	19,447	19,580	19,349	18,881	19,378	18,144	18,896	17,682	16,637	18,319	18,974	17,660	19,236	19,236	20,886	20,438	20,897	22,052	21,250	21,735	20,683	21,527	21,003	20,832	20,521	20,294	19,442	18,934	18,445	18,491	17,682	15,790	16,116	16,635	15,679	14,920	14,520	13,865	12,470	14,410	15,616	15,737	15,260	14,840	14,483	14,215	14,520	14,422	13,560	14,380	13,910	13,746	13,357	12,377	13,373	13,157	14,188	14,161	13,903	13,514	13,527	13,356	13,262	13,509	14,038	13,363	13,186	12,888	12,635	12,371	12,333	12,057	11,976	11,784	11,626	11,541	11,205	10,955	10,737	10,503	10,707	10,658	10,628	10,206	10,229	10,144	10,023	9,361	9,383	9,942	10,121	10,134	9,439	9,742	10,366	10,262	10,463	10,405	10,226	10,341	9,817	10,000
Average Annual Return, Percent	17.36%	10.55%	10.02%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I - Blended Secondary Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name			Blended Secondary Benchmark
Account Value	$ 32,588	$ 32,588	$ 32,588	32,588	33,371	31,593	31,907	31,252	30,527	30,143	29,136	27,803	28,963	28,092	26,753	26,337	25,201	23,141	23,631	24,785	25,174	24,430	22,990	22,908	22,567	21,780	22,326	21,038	22,261	21,102	19,607	21,538	22,439	20,608	22,381	22,335	24,403	23,603	24,308	25,594	24,552	24,711	23,169	24,251	23,572	23,039	22,532	22,380	21,292	20,454	19,945	20,146	19,435	17,596	18,056	18,733	17,542	16,639	16,325	15,615	13,909	15,763	17,083	17,073	16,598	16,045	15,719	15,449	15,664	15,452	14,474	15,389	14,819	14,536	14,107	13,102	14,317	14,041	15,022	14,946	14,493	13,998	13,918	13,601	13,557	13,888	14,399	13,664	13,518	13,136	12,851	12,607	12,564	12,321	12,249	12,083	11,962	11,949	11,511	11,306	11,097	10,732	10,925	10,924	10,910	10,537	10,502	10,326	10,286	9,659	9,668	10,139	10,295	10,267	9,505	9,731	10,323	10,118	10,314	10,190	10,100	10,252	9,725	10,000
Average Annual Return, Percent	23.74%	13.80%	12.54%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II - Aggressive Growth Blended Benchmark-1
Account Value [Line Items]
Line Graph and Table Measure Name			Aggressive Growth Blended Benchmark-1 (95% Equity)
Account Value	$ 25,983	$ 25,983	$ 25,983	25,983	26,684	25,604	26,113	25,551	24,989	24,503	24,004	23,070	23,898	23,191	22,246	22,140	21,060	19,325	19,929	20,789	21,315	20,576	19,447	19,580	19,349	18,881	19,378	18,144	18,896	17,682	16,637	18,319	18,974	17,660	19,236	19,236	20,886	20,438	20,897	22,052	21,250	21,735	20,683	21,527	21,003	20,832	20,521	20,294	19,442	18,934	18,445	18,491	17,682	15,790	16,116	16,635	15,679	14,920	14,520	13,865	12,470	14,410	15,616	15,737	15,260	14,840	14,483	14,215	14,520	14,422	13,560	14,380	13,910	13,746	13,357	12,377	13,373	13,157	14,188	14,161	13,903	13,514	13,527	13,356	13,262	13,509	14,038	13,363	13,186	12,888	12,635	12,371	12,333	12,057	11,976	11,784	11,626	11,541	11,205	10,955	10,737	10,503	10,707	10,658	10,628	10,206	10,229	10,144	10,023	9,361	9,383	9,942	10,121	10,134	9,439	9,742	10,366	10,262	10,463	10,405	10,226	10,341	9,817	10,000
Average Annual Return, Percent	17.36%	10.55%	10.02%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II - Blended Secondary Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name			Blended Secondary Benchmark
Account Value	$ 32,588	$ 32,588	$ 32,588	32,588	33,371	31,593	31,907	31,252	30,527	30,143	29,136	27,803	28,963	28,092	26,753	26,337	25,201	23,141	23,631	24,785	25,174	24,430	22,990	22,908	22,567	21,780	22,326	21,038	22,261	21,102	19,607	21,538	22,439	20,608	22,381	22,335	24,403	23,603	24,308	25,594	24,552	24,711	23,169	24,251	23,572	23,039	22,532	22,380	21,292	20,454	19,945	20,146	19,435	17,596	18,056	18,733	17,542	16,639	16,325	15,615	13,909	15,763	17,083	17,073	16,598	16,045	15,719	15,449	15,664	15,452	14,474	15,389	14,819	14,536	14,107	13,102	14,317	14,041	15,022	14,946	14,493	13,998	13,918	13,601	13,557	13,888	14,399	13,664	13,518	13,136	12,851	12,607	12,564	12,321	12,249	12,083	11,962	11,949	11,511	11,306	11,097	10,732	10,925	10,924	10,910	10,537	10,502	10,326	10,286	9,659	9,668	10,139	10,295	10,267	9,505	9,731	10,323	10,118	10,314	10,190	10,100	10,252	9,725	10,000
Average Annual Return, Percent	23.74%	13.80%	12.54%
ALPS | Alerian Energy Infrastructure Portfolio - Class I - Alerian Midstream Energy Select Index
Account Value [Line Items]
Line Graph and Table Measure Name			Alerian Midstream Energy Select Index
Account Value	$ 19,491	$ 19,491	$ 19,491	19,491	20,712	18,146	17,475	17,357	16,679	16,193	15,722	15,167	15,255	14,269	13,709	13,618	13,697	12,794	12,860	12,956	13,022	12,483	11,641	12,072	11,792	11,862	12,355	11,761	12,539	12,028	10,745	12,046	12,034	10,855	12,504	11,735	11,996	11,166	10,675	9,871	9,708	10,503	9,947	9,501	9,642	10,012	9,560	8,968	8,466	7,906	7,356	7,013	6,928	5,797	5,789	6,517	6,342	6,370	6,566	6,130	4,616	7,888	8,790	9,158	8,435	8,610	8,936	8,711	8,977	9,163	8,879	9,045	9,148	8,807	8,688	7,486	8,275	8,282	8,942	9,098	9,221	8,892	8,722	8,303	7,892	8,170	9,129	9,093	8,753	8,815	9,124	8,875	9,172	8,915	8,798	9,110	9,262	9,225	9,144	9,024	8,657	8,326	8,710	8,261	8,019	7,975	7,571	7,396	6,718	6,058	5,999	6,286	6,836	7,451	6,956	8,069	8,712	9,067	9,519	10,001	9,480	9,545	9,319	10,000
Average Annual Return, Percent	43.13%	16.31%	6.90%
ALPS | Alerian Energy Infrastructure Portfolio - Class III - Alerian Midstream Energy Select Index
Account Value [Line Items]
Line Graph and Table Measure Name			Alerian Midstream Energy Select Index
Account Value	$ 19,491	$ 19,491	$ 19,491	$ 19,491	20,712	18,146	17,475	17,357	16,679	16,193	15,722	15,167	15,255	14,269	13,709	13,618	13,697	12,794	12,860	12,956	13,022	12,483	11,641	12,072	11,792	11,862	12,355	11,761	12,539	12,028	10,745	12,046	12,034	10,855	12,504	11,735	11,996	11,166	10,675	9,871	9,708	10,503	9,947	9,501	9,642	10,012	9,560	8,968	8,466	7,906	7,356	7,013	6,928	5,797	5,789	6,517	6,342	6,370	6,566	6,130	4,616	7,888	8,790	9,158	8,435	8,610	8,936	8,711	8,977	9,163	8,879	9,045	9,148	8,807	8,688	7,486	8,275	8,282	8,942	9,098	9,221	8,892	8,722	8,303	7,892	8,170	9,129	9,093	8,753	8,815	9,124	8,875	9,172	8,915	8,798	9,110	9,262	9,225	9,144	9,024	8,657	8,326	8,710	8,261	8,019	7,975	7,571	7,396	6,718	6,058	5,999	6,286	6,836	7,451	6,956	8,069	8,712	9,067	9,519	10,001	9,480	9,545	9,319	10,000
Average Annual Return, Percent	43.13%	16.31%	6.90%
ALPS Global Opportunity Portfolio - Class I - Red Rocks Global Listed Private Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name				Red Rocks Global Listed Private Equity Index
Account Value	$ 25,936	$ 25,936	$ 25,936	$ 25,936	27,291	25,634	26,043	24,766	24,684	22,936	23,354	22,622	23,484	22,736	21,954	22,001	19,798	16,701	18,046	18,519	19,268	18,087	17,109	17,491	17,029	17,829	17,910	15,887	16,654	15,276	14,126	16,523	17,977	16,161	18,697	18,525	21,192	21,362	22,732	24,978	24,376	25,492	23,416	24,671	24,346	23,100	23,290	22,786	21,135	20,517	19,676	19,521	17,983	15,285	15,488	15,996	15,081	14,491	13,899	12,864	11,335	15,428	17,250	17,182	16,436	15,866	15,403	15,097	15,333	15,265	14,417	15,219	14,406	14,320	13,905	12,572	13,711	13,897	15,455	15,363	15,273	14,670	14,692	14,803	14,569	14,949	15,734	14,708	14,409	14,613	14,470	13,829	14,113	13,695	13,499	13,084	12,465	12,311	12,171	11,741	11,413	11,071	11,315	11,134	10,927	10,280	10,752	10,609	10,543	9,520	9,596	10,560	10,953	11,018	10,453	11,037	11,767	11,591	11,804	11,561	10,978	11,071	10,370	10,423	10,465	10,205	10,000
Average Annual Return, Percent	17.88%	8.58%	9.54%
ALPS Global Opportunity Portfolio - Class III - Red Rocks Global Listed Private Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name				Red Rocks Global Listed Private Equity Index
Account Value	$ 25,936	$ 25,936	$ 25,936	$ 25,936	$ 27,291	$ 25,634	$ 26,043	$ 24,766	$ 24,684	$ 22,936	$ 23,354	$ 22,622	$ 23,484	$ 22,736	$ 21,954	$ 22,001	$ 19,798	$ 16,701	$ 18,046	$ 18,519	$ 19,268	$ 18,087	$ 17,109	$ 17,491	$ 17,029	$ 17,829	$ 17,910	$ 15,887	$ 16,654	$ 15,276	$ 14,126	$ 16,523	$ 17,977	$ 16,161	$ 18,697	$ 18,525	$ 21,192	$ 21,362	$ 22,732	$ 24,978	$ 24,376	$ 25,492	$ 23,416	$ 24,671	$ 24,346	$ 23,100	$ 23,290	$ 22,786	$ 21,135	$ 20,517	$ 19,676	$ 19,521	$ 17,983	$ 15,285	$ 15,488	$ 15,996	$ 15,081	$ 14,491	$ 13,899	$ 12,864	$ 11,335	$ 15,428	$ 17,250	$ 17,182	$ 16,436	$ 15,866	$ 15,403	$ 15,097	$ 15,333	$ 15,265	$ 14,417	$ 15,219	$ 14,406	$ 14,320	$ 13,905	$ 12,572	$ 13,711	$ 13,897	$ 15,455	$ 15,363	$ 15,273	$ 14,670	$ 14,692	$ 14,803	$ 14,569	$ 14,949	$ 15,734	$ 14,708	$ 14,409	$ 14,613	$ 14,470	$ 13,829	$ 14,113	$ 13,695	$ 13,499	$ 13,084	$ 12,465	$ 12,311	$ 12,171	$ 11,741	$ 11,413	$ 11,071	$ 11,315	$ 11,134	$ 10,927	$ 10,280	$ 10,752	$ 10,609	$ 10,543	$ 9,520	$ 9,596	$ 10,560	$ 10,953	$ 11,018	$ 10,453	$ 11,037	$ 11,767	$ 11,591	$ 11,804	$ 11,561	$ 10,978	$ 11,071	$ 10,370	$ 10,423	$ 10,465	$ 10,205	$ 10,000
Average Annual Return, Percent	17.88%	8.58%	9.54%